INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Assets:
Cash and cash equivalents	$ 392,528,408	$ 322,599,616
Cash-segregated for regulatory purpose	1,701,707,286	1,617,154,185
Term deposits	901,409	896,683
Receivables from customers (net of allowance of US$991,286 and US$14,870,240 as of December 31, 2023 and June 30, 2024)	846,675,954	753,361,199
Receivables from brokers, dealers, and clearing organizations	1,591,933,989	541,876,929
Financial instruments held, at fair value	175,701,579	428,159,554
Prepaid expenses and other current assets	17,769,978	17,936,180
Total current assets	4,737,182,239	3,689,972,102
Long-term deposits	1,376,046	4,225,412
Right-of-use assets	13,053,689	9,067,885
Property, equipment and intangible assets, net	16,473,565	16,429,543
Goodwill	2,492,668	2,492,668
Long-term investments	7,326,173	7,586,483
Other non-current assets	6,365,576	5,282,012
Deferred tax assets	9,103,304	10,990,998
Total assets	4,793,373,260	3,746,047,103
Liabilities:
Payables to customers	2,805,723,816	2,913,306,558
Payables to brokers, dealers and clearing organizations	1,241,375,223	114,771,931
Accrued expenses and other current liabilities	43,395,355	42,381,946
Deferred income - current		819,809
Lease liabilities - current	4,445,007	4,133,883
Total current liabilities	4,116,935,214	3,085,562,269
Convertible bonds	158,181,706	156,887,691
Lease liabilities - non-current	8,140,018	4,777,134
Deferred tax liabilities	2,315,326	3,397,831
Total liabilities	4,285,572,264	3,250,624,925
Commitments and Contingencies (Note 18)
Mezzanine equity
Redeemable non-controlling interests	6,871,175	6,706,660
Total Mezzanine equity	6,871,175	6,706,660
Shareholders’ equity:
Additional paid-in capital	510,169,203	505,448,080
Statutory reserve	8,511,039	8,511,039
Accumulated deficit	(4,371,906)	(19,600,434)
Treasury stock	(2,172,819)	(2,172,819)
Accumulated other comprehensive loss	(10,940,152)	(3,232,993)
Total UP Fintech shareholders' equity	501,219,066	488,976,377
Non-controlling interests	(289,245)	(260,859)
Total equity	500,929,821	488,715,518
Total liabilities, mezzanine equity and equity	4,793,373,260	3,746,047,103
Related party
Assets:
Amounts due from related parties	9,963,636	7,987,756
Liabilities:
Amount due to related parties	21,995,813	10,148,142
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	22,725	22,528
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	$ 976	$ 976